Derivative financial assets and liabilities - net investment hedges (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments [Abstract]
Losses on net investment hedges	€ 17,000,000	€ 15,000,000
Ineffectiveness of net investment hedges		€ 0